Income Tax Matters - Reconciliation of Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Accounting profit before tax	€ 2,718	€ 5,571	€ 4,597
Tax expense at prevailing statutory rate	722	1,544	1,310
Permanent differences	(223)	133	(186)
Changes in deferred tax charge due to changes in tax rates	8	6	19
(Capitalization)/reversal of tax deduction and tax relief	(44)	371	(79)
(Capitalization)/reversal of loss carryforwards	118	(1,067)	(123)
(Increase)/decrease in tax expense arising from temporary differences	484	569	157
Other	(11)	65	121
Current tax expense	1,108	1,122	968
Deferred tax expense/(benefit)	(54)	499	251
Corporate income tax	€ 1,054	€ 1,621	€ 1,219